Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Cognizant Technology Solutions Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24429
Entity Tax Identification Number	13-3728359
Entity Address, Address Line One	300 Frank W. Burr Blvd., Suite 36, 6th Floor
Entity Address, City or Town	Teaneck
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07666
City Area Code	201
Local Phone Number	801-0233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,$0.01 par value per share
Trading Symbol	CTSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001058290
Amendment Flag	false